Eaton Vance
Dividend Builder Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 2.1%
L3Harris Technologies, Inc.	96,400	$ 16,785,168
		$ 16,785,168
Banks — 4.7%
JPMorgan Chase & Co.	157,500	$ 22,840,650
Truist Financial Corp.	541,400	15,489,454
		$ 38,330,104
Beverages — 5.9%
Coca-Cola Co. (The)	363,600	$ 20,354,328
PepsiCo, Inc.	162,100	27,466,224
		$ 47,820,552
Biotechnology — 7.3%
AbbVie, Inc.	155,600	$ 23,193,736
Amgen, Inc.	68,600	18,436,936
Gilead Sciences, Inc.	231,700	17,363,598
		$ 58,994,270
Capital Markets — 6.1%
BlackRock, Inc.	15,500	$ 10,020,595
CME Group, Inc.	69,600	13,935,312
Intercontinental Exchange, Inc.	116,600	12,828,332
S&P Global, Inc.	33,400	12,204,694
		$ 48,988,933
Chemicals — 0.9%
FMC Corp.	112,800	$ 7,554,216
		$ 7,554,216
Commercial Services & Supplies — 2.0%
Waste Management, Inc.	103,500	$ 15,777,540
		$ 15,777,540
Communications Equipment — 1.2%
Cisco Systems, Inc.	187,700	$ 10,090,752
		$ 10,090,752
Containers & Packaging — 2.1%
Packaging Corp. of America	112,300	$ 17,243,665
		$ 17,243,665
Security	Shares	Value
Diversified Telecommunication Services — 1.0%
TELUS Corp.	489,400	$ 7,991,822
		$ 7,991,822
Electric Utilities — 1.8%
Xcel Energy, Inc.	251,100	$ 14,367,942
		$ 14,367,942
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp.	55,800	$ 11,258,208
		$ 11,258,208
Ground Transportation — 1.5%
Union Pacific Corp.	59,800	$ 12,177,074
		$ 12,177,074
Health Care Equipment & Supplies — 1.9%
Medtronic PLC	191,700	$ 15,021,612
		$ 15,021,612
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.	22,500	$ 8,522,775
Vail Resorts, Inc.	25,300	5,613,817
		$ 14,136,592
Household Products — 2.0%
Procter & Gamble Co. (The)	113,100	$ 16,496,766
		$ 16,496,766
Insurance — 5.1%
Allstate Corp. (The)	155,800	$ 17,357,678
American Financial Group, Inc.	140,400	15,678,468
Fidelity National Financial, Inc.	206,100	8,511,930
		$ 41,548,076
IT Services — 2.9%
Accenture PLC, Class A	36,300	$ 11,148,093
Amdocs, Ltd.	146,400	12,369,336
		$ 23,517,429
Life Sciences Tools & Services — 2.1%
Danaher Corp.	66,900	$ 16,597,890
		$ 16,597,890
Machinery — 2.3%
Illinois Tool Works, Inc.	40,600	$ 9,350,586

Eaton Vance
Dividend Builder Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.	24,200	$ 9,426,384
		$ 18,776,970
Media — 3.7%
Comcast Corp., Class A	664,800	$ 29,477,232
		$ 29,477,232
Multi-Utilities — 2.4%
Sempra	285,200	$ 19,402,156
		$ 19,402,156
Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	159,000	$ 26,810,580
EOG Resources, Inc.	212,200	26,898,472
		$ 53,709,052
Pharmaceuticals — 5.7%
Bristol-Myers Squibb Co.	295,500	$ 17,150,820
Eli Lilly & Co.	23,200	12,461,416
Pfizer, Inc.	486,600	16,140,522
		$ 45,752,758
Professional Services — 6.3%
Automatic Data Processing, Inc.	103,300	$ 24,851,914
Booz Allen Hamilton Holding Corp.	106,200	11,604,474
Broadridge Financial Solutions, Inc.	81,600	14,610,480
		$ 51,066,868
Semiconductors & Semiconductor Equipment — 9.9%
Analog Devices, Inc.	96,800	$ 16,948,712
Broadcom, Inc.	26,400	21,927,312
KLA Corp.	25,500	11,695,830
Lam Research Corp.	19,000	11,908,630
QUALCOMM, Inc.	57,900	6,430,374
Texas Instruments, Inc.	69,500	11,051,195
		$ 79,962,053
Software — 3.7%
Microsoft Corp.	95,167	$ 30,048,980
		$ 30,048,980
Specialized REITs — 1.3%
Lamar Advertising Co., Class A	122,000	$ 10,183,340
		$ 10,183,340
Security	Shares	Value
Specialty Retail — 1.8%
Home Depot, Inc. (The)	48,200	$ 14,564,112
		$ 14,564,112
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	107,900	$ 10,317,398
		$ 10,317,398
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)	60,700	$ 8,501,035
		$ 8,501,035
Total Common Stocks (identified cost $711,788,537)		$806,460,565

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	1,185,670	$ 1,185,670
Total Short-Term Investments (identified cost $1,185,670)		$ 1,185,670
Total Investments — 100.0% (identified cost $712,974,207)		$807,646,235
Other Assets, Less Liabilities — (0.0)%(3)		$ (306,227)
Net Assets — 100.0%		$807,340,008
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(3)	Amount is less than (0.05)%.
Abbreviations:
REITs	– Real Estate Investment Trusts

Eaton Vance
Dividend Builder Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,185,670, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,959,717	$85,279,168	$(92,053,215)	$ —	$ —	$1,185,670	$214,192	1,185,670
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$806,460,565*	$ —	$ —	$806,460,565
Short-Term Investments	1,185,670	—	—	1,185,670
Total Investments	$807,646,235	$ —	$ —	$807,646,235
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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